PREFERRED STOCK DURING THE PERIOD (Details)	3 Months Ended
Nov. 30, 2016 shares
PREFERRED STOCK DURING THE PERIOD DETAILS
Issued preferred stock to the CEO of the Company	51
The CEO of the Company will have percent of the common shares voting rights	51.00%